AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.9%
Information Technology – 20.6%
Communications Equipment – 0.3%
Motorola Solutions, Inc.	13,639	$5,042,066

Semiconductors & Semiconductor Equipment – 9.7%
Applied Materials, Inc.	32,583	8,219,062
ASML Holding NV (REG)	3,503	3,713,180
Broadcom, Inc.	85,303	34,373,697
NVIDIA Corp.	374,837	66,346,149
NXP Semiconductors NV	40,214	7,839,317
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	48,723	14,203,241

		134,694,646

Software – 7.5%
HubSpot, Inc.(a)	10,089	3,705,891
Intuit, Inc.	16,820	10,665,226
Microsoft Corp.	143,768	70,735,294
Oracle Corp.	65,377	13,202,885
ServiceNow, Inc.(a)	6,581	5,346,470

		103,655,766

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	153,481	42,798,177

		286,190,655

Financials – 9.9%
Banks – 2.3%
Bank of America Corp.	260,133	13,956,135
Wells Fargo & Co.	208,621	17,910,113

		31,866,248

Capital Markets – 3.4%
Charles Schwab Corp. (The)	199,105	18,463,006
Goldman Sachs Group, Inc. (The)	21,124	17,449,269
S&P Global, Inc.	21,237	10,593,653

		46,505,928

Consumer Finance – 0.7%
Capital One Financial Corp.	41,097	9,003,120

Financial Services – 2.0%
Visa, Inc. - Class A	84,791	28,357,502

Insurance – 1.5%
Everest Group Ltd.	13,691	4,302,944
Marsh & McLennan Cos., Inc.	28,908	5,303,173
Progressive Corp. (The)	28,695	6,565,129
Willis Towers Watson PLC	16,582	5,322,822

		21,494,068

		137,226,866

Communication Services – 8.1%
Entertainment – 1.1%
Walt Disney Co. (The)	147,731	15,433,458

Company	Shares	U.S. $ Value

Interactive Media & Services – 6.4%
Alphabet, Inc. - Class C	175,648	$56,228,438
Meta Platforms, Inc. - Class A	48,921	31,698,362

		87,926,800

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	40,145	8,390,706

		111,750,964

Health Care – 6.8%
Biotechnology – 0.6%
Vertex Pharmaceuticals, Inc.(a)	20,978	9,096,271

Health Care Equipment & Supplies – 1.4%
Medtronic PLC	103,064	10,855,731
Stryker Corp.	22,110	8,206,790

		19,062,521

Health Care Providers & Services – 1.5%
Labcorp Holdings, Inc.	26,181	7,036,929
UnitedHealth Group, Inc.	42,149	13,899,476

		20,936,405

Life Sciences Tools & Services – 2.1%
IQVIA Holdings, Inc.(a)	53,683	12,347,627
Thermo Fisher Scientific, Inc.	27,597	16,305,135

		28,652,762

Pharmaceuticals – 1.2%
Eli Lilly & Co.	7,129	7,667,025
Merck & Co., Inc.	60,271	6,318,209
Roche Holding AG (Sponsored ADR)(b)	58,819	2,813,313

		16,798,547

		94,546,506

Industrials – 6.1%
Aerospace & Defense – 1.3%
Hexcel Corp.	72,588	5,533,383
RTX Corp.	69,109	12,087,855

		17,621,238

Building Products – 0.5%
Otis Worldwide Corp.	82,389	7,320,263

Commercial Services & Supplies – 0.5%
Veralto Corp.	75,525	7,644,640

Electrical Equipment – 1.6%
Eaton Corp. PLC	37,352	12,919,683
GE Vernova, Inc.	15,729	9,433,783

		22,353,466

Ground Transportation – 0.8%
CSX Corp.	313,697	11,092,326

Company	Shares	U.S. $ Value

Machinery – 0.7%
Deere & Co.	20,785	$9,654,425

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	42,727	3,565,995

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	6,943	5,659,795

		84,912,148

Consumer Discretionary – 5.7%
Broadline Retail – 3.2%
Amazon.com, Inc.(a)	188,152	43,880,809

Hotels, Restaurants & Leisure – 0.3%
Hyatt Hotels Corp. - Class A(b)	24,122	3,965,416

Specialty Retail – 2.2%
AutoZone, Inc.(a)	2,852	11,277,749
Home Depot, Inc. (The)	29,208	10,424,920
TJX Cos., Inc. (The)	61,699	9,373,312

		31,075,981

		78,922,206

Consumer Staples – 3.0%
Beverages – 0.9%
Coca-Cola Co. (The)	168,009	12,284,818

Consumer Staples Distribution & Retail – 2.1%
Costco Wholesale Corp.	3,143	2,871,413
Dollar Tree, Inc.(a)	73,912	8,190,189
Walmart, Inc.	162,985	18,011,472

		29,073,074

		41,357,892

Energy – 1.3%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	155,210	7,791,542

Oil, Gas & Consumable Fuels – 0.8%
EOG Resources, Inc.	101,098	10,903,419

		18,694,961

Utilities – 1.3%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	89,837	11,119,126

Multi-Utilities – 0.5%
Ameren Corp.	62,561	6,653,362

		17,772,488

Materials – 1.2%
Chemicals – 1.2%
Corteva, Inc.	131,019	8,839,852
Linde PLC	18,130	7,439,102

		16,278,954

Company	Shares	U.S. $ Value

Real Estate – 0.9%
Specialized REITs – 0.9%
Digital Realty Trust, Inc.	37,537	$6,010,424
Extra Space Storage, Inc.	48,092	6,404,412

		12,414,836

Total Common Stocks (cost $483,338,661)		900,068,476

INVESTMENT COMPANIES – 34.8%
Funds and Investment Trusts – 34.8%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,320,542	32,301,942
AB Trust - AB Discovery Value Fund - Class Z	1,960,456	41,091,163
AB Emerging Markets Opportunities ETF	701,457	28,019,770
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,238,460	49,839,899
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	17,263,602	302,803,571
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,236,010	29,068,131

Total Investment Companies (cost $354,478,526)		483,124,476

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.82%(c) (d) (e) (cost $4,318,884)	4,318,884	4,318,884

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $842,136,071)		1,387,511,836

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.82%(c) (d) (e) (cost $429,066)	429,066	429,066

Total Investments – 100.0% (cost $842,565,137)(f)		1,387,940,902
Other assets less liabilities – 0.0%		439,250

Net Assets – 100.0%		$1,388,380,152

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of November 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $552,132,247 and gross unrealized depreciation of investments was $(6,756,482), resulting in net unrealized appreciation of $545,375,765.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

November 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$900,068,476	$—	$—	$900,068,476
Investment Companies	483,124,476	—	—	483,124,476
Short-Term Investments	4,318,884	—	—	4,318,884
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	429,066	—	—	429,066

Total Investments in Securities	1,387,940,902	—	—	1,387,940,902
Other Financial Instruments(b)	—	—	—	—

Total	$1,387,940,902	$—	$—	$1,387,940,902

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2025 is as follows:

							Distributions
Fund	Market Value 08/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Government Money Market Portfolio	$11,662	$14,328	$21,671	$0	$0	$4,319	$87	$0
AB Discovery Growth Fund, Inc.	31,235	0	0	0	1,067	32,302	0	0
AB Trust - AB Discovery Value Fund	41,850	225	524	(16)	(444)	41,091	0	0
AB Emerging Markets Opportunities ETF	0	29,087	1,088	21	0	28,020	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	48,221	0	0	0	1,619	49,840	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	291,508	0	12,680	2,972	21,004	302,804	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	28,017	0	0	0	1,051	29,068	0	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	26,723	0	31,148	4,425	0	0	0	0
AB Government Money Market Portfolio*	3,532	3,322	6,425	0	0	429	20	0
Total	$482,748	$46,962	$73,536	$7,402	$24,297	$487,873	$107	$0

*	Investments of cash collateral for securities lending transactions.